As filed with the Securities and Exchange Commission on September 12, 2024
Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-2

☒
 Registration Statement under the Securities Act of 1933
☐
 Pre-Effective
Amendment No.
☐
 Post-Effective Amendment No.
☐
 Registration Statement under the Investment Company Act of 1940
☐
 Amendment No.

GREAT ELM CAPITAL CORP.
(Registrant’s Exact Name as Specified in Charter)

3801 PGA Boulevard,
Suite 603 Palm Beach Gardens
,
Florida 33410
(Address of Principal Executive Offices)
(617) 375-3006
(Registrant’s Telephone Number, including Area Code)
Matt Kaplan
President and Chief Executive
Officer Great Elm Capital Corp.
3801 PGA Boulevard,
Suite
603 Palm Beach Gardens,
Florida 33410
(Name and Address of Agent for Service)

COPIES TO:

Christopher Healey Davis Polk & Wardwell LLP 901 15 th Street NW Washington, DC 20005 (202) 962-7036	Hillary A. Coleman Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017 (212) 450-4733	William J. Tuttle, P.C. Kirkland & Ellis LLP 1301 Pennsylvania Ave, N.W. Washington, DC 20004 (202) 389-5000

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.
If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☒
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
333-281177.

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE UPON FILING WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH RULE 462(b) OF THE SECURITIES ACT OF 1933, AS AMENDED.

Explanatory Note
This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Great Elm Capital
Corp
. (the “Registrant”) with the Securities and Exchange Commission in order to register an additional $6,900,000 of the Registrant’s notes due 2029, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form
N-2
(File
No. 333-281177),
including the preliminary prospectus and the exhibits thereto, initially filed on August 1, 2024 and declared effective on September 12, 2024, as amended by pre-effective
amendments thereto.
The required opinions and consents are listed on the Exhibit Index attached to and filed with this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palm Beach Gardens, and the State of Florida, on the 12
th
day of September, 2024.

GREAT ELM CAPITAL CORP.

By:	/s/ Matt Kaplan
Name:	Matt Kaplan
Title:	President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated as of September 12, 2024.

Name	Capacity

/s/ Matt Kaplan	President and Chief Executive Officer (Principal Executive Officer)
Matt Kaplan

/s/ Keri Davis	Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Keri Davis

*	Director
Mark Kuperschmid

*	Director
Matthew Drapkin

*	Director
Richard Cohen

*	Director
Chad Perry

*	Director
Erik A. Falk

*By:	/s/ Matt Kaplan
Matt Kaplan
Attorney-in-fact

Exhibit Index

Exhibit Number	Description

(l)(l)*	Opinion of Davis Polk & Wardwell LLP

(l)(2)*	Opinion of Venable LLP

(n)(1)*	Consent of Deloitte & Touche LLP, Registered Independent Accounting Firm

(n)(2)*	Consent of Davis Polk & Wardwell LLP (included in Exhibit (l)(1))

(n)(3)*	Consent of Venable LLP (included in Exhibit (l)(2))

(s)*	Calculation of Filing Fee Table

104	Cover Page Interactive Data File (formatted as Inline XBRL)

*	Filed herewith